Net financial result (Details 1)	3 Months Ended		6 Months Ended
	Jun. 30, 2022 EUR (€)	Jun. 30, 2021 EUR (€)	Jun. 30, 2022 EUR (€)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 EUR (€)
Net financial result
Foreign exchange income	€ 2,947,221	€ 1,635,201	€ 4,057,629		€ 4,092,239
Foreign exchange expense	(1,383,641)	(2,461,504)	(1,766,116)		(3,186,872)
Foreign exchange net	€ 1,563,580	€ (826,303)	€ 2,291,513	$ 2,291,513	€ 905,367